Offerings - Offering: 1	Sep. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Wells Fargo Commercial Mortgage Trust 2025-C65, Commercial Mortgage Pass-Through Certificates, Series 2025-C65
Amount Registered | shares	613,970,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 613,970,000
Amount of Registration Fee	$ 93,998.81
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.